Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Scorpio LR2 Pool Limited	$96,258	$53,046
Scorpio MR Pool Limited	52,388	72,794
Geoserve Energy Transport DMC	11,722	—
Scorpio Handymax Tanker Pool Limited	5,943	6,919
Mercury Pool Limited	4,271	4,053
Scorpio Services Holding Limited (SSH)	1,412	474
Receivables from the related parties	171,994	137,286

Spot voyage and time charter receivables	5,263	9,968
Insurance receivables	1,749	2,650
Other receivables	1,795	279
	$180,801	$150,183